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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 1, 2005


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust VIII (the "Trust") (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R) Global Growth Fund and MFS(R) Strategic Growth Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2005

     Please call the undersigned at (617) 954-4340 or Kerilynn Newman at (617) 954-5192 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Counsel

SAP/bjn